Net revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other	$ 3,033,990	$ 2,622,110	$ 1,950,929
Net revenues	3,033,990	2,622,110	1,950,929
P E [Member]
IfrsStatementLineItems [Line Items]
Other	859,760	774,735	485,850
Brazil [Member]
IfrsStatementLineItems [Line Items]
Other	827,173	753,280	583,141
United State [Member]
IfrsStatementLineItems [Line Items]
Other	174,526	119,564	116,717
Singapore [Member]
IfrsStatementLineItems [Line Items]
Other	166,412	56,879	76,724
Switzerland [Member]
IfrsStatementLineItems [Line Items]
Other	124,726	78,770	68,912
Chile [Member]
IfrsStatementLineItems [Line Items]
Other	120,060	54,044	48,969
Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Other	95,252	97,462	76,072
Argentina [Member]
IfrsStatementLineItems [Line Items]
Other	94,433	93,107	56,165
Japan [Member]
IfrsStatementLineItems [Line Items]
Other	71,370	58,296	46,719
Taiwan [Member]
IfrsStatementLineItems [Line Items]
Other	65,036	53,752	28,764
Colombia [Member]
IfrsStatementLineItems [Line Items]
Other	64,013	54,325	34,768
South Africa [Member]
IfrsStatementLineItems [Line Items]
Other	55,864	25,126
Turkey [Member]
IfrsStatementLineItems [Line Items]
Other	54,955	34,493	25,005
Austria [Member]
IfrsStatementLineItems [Line Items]
Other	48,676	45,057	35,197
South Korea [Member]
IfrsStatementLineItems [Line Items]
Other	32,406	118,596	77,429
Malaysia [Member]
IfrsStatementLineItems [Line Items]
Other	26,032	25,681	13,948
Belgium [Member]
IfrsStatementLineItems [Line Items]
Other	17,905	13,690	30,174
Ecuador [Member]
IfrsStatementLineItems [Line Items]
Other	15,433	15,652	9,095
Netherlands [Member]
IfrsStatementLineItems [Line Items]
Other	13,623	17,693	11,740
Italy [Member]
IfrsStatementLineItems [Line Items]
Other	9,586	14,834	9,895
Vietnam [Member]
IfrsStatementLineItems [Line Items]
Other	8,396	14,555	10,798
Other [member]
IfrsStatementLineItems [Line Items]
Other	$ 88,353	$ 102,519	$ 104,847